Schedule of Provision For Income Taxes (Details) - USD ($)		1 Months Ended	11 Months Ended	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2022	Dec. 12, 2022	Dec. 31, 2022	Dec. 31, 2021
Reorganization, Chapter 11 [Line Items]
Financial Designation, Predecessor and Successor [Fixed List]	Successor	Successor	Predecessor	Successor	Predecessor
Deferred tax benefit:
Federal		$ (151,625)
State		(34,844)
Deferred tax benefit		(186,469)
Change in valuation allowance		(558,581)
Provision for income taxes		$ (745,050)
Predecessor [Member]
Reorganization, Chapter 11 [Line Items]
Financial Designation, Predecessor and Successor [Fixed List]			Predecessor		Predecessor
Deferred tax benefit:
Federal			$ (2,191,344)		$ (1,480,472)
State			(482,283)		(763,612)
Deferred tax benefit			(2,673,627)		(2,244,084)
Change in valuation allowance			2,673,627		2,244,084
Provision for income taxes